INCOME TAX (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
INCOME TAX
U.S. federal and state net operating loss		$ 151,867
Limitation On Annual Taxable Income		80.00%
Valuation allowance		$ 118,531
Unrecognized tax benefits	$ 0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0